UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Elfun Income Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Bonds and Notes—99.0% †		Principal Amount	Fair Value
U.S. Treasuries—25.5%
U.S. Treasury Bond
2.25%	08/15/46	$2,632,200	$2,592,820
U.S. Treasury Notes
0.63%	06/30/18	1,182,100	1,179,467	(a)
0.75%	04/30/18 - 08/15/19	20,905,300	20,870,765	(a)
0.88%	10/15/18 - 06/15/19	12,003,700	12,010,166	(a)
1.13%	07/31/21	16,351,000	16,328,648	(a)
1.25%	07/31/23	12,783,000	12,652,179	(a)
1.38%	06/30/23	1,957,000	1,954,020	(a)
1.50%	08/15/26	7,134,000	7,069,630	(a)
			74,657,695
Agency Mortgage Backed—20.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	15,906	17,475
5.00%	07/01/35 - 06/01/41	1,146,614	1,296,011
5.50%	05/01/20 - 04/01/39	342,071	393,294
6.00%	04/01/17 - 11/01/37	656,448	762,165
6.50%	07/01/29	2,035	2,332
7.00%	01/01/27 - 08/01/36	121,333	136,501
7.50%	11/01/29 - 09/01/33	8,132	8,673
8.00%	11/01/30	4,356	4,979
Federal National Mortgage Assoc.
3.00%	TBA	2,351,840	2,465,803	(b)
3.00%	02/01/43 - 06/01/43	9,607,626	10,038,225	(a)
3.50%	11/01/42 - 08/01/45	1,427,707	1,511,685	(a)
3.50%	TBA	5,294,118	5,586,949	(b)
4.00%	05/01/19 - 03/01/41	993,587	1,069,229
4.00%	01/01/41 - 03/01/44	4,704,750	5,104,983	(a)
4.50%	05/01/18 - 01/01/41	4,779,287	5,239,116
5.00%	07/01/20 - 06/01/41	1,855,931	2,098,483
5.50%	06/01/20 - 01/01/39	1,345,529	1,512,422
6.00%	05/01/19 - 08/01/35	1,179,951	1,369,221
6.00%	05/01/41	1,390,189	1,607,367	(a)
6.50%	07/01/17 - 08/01/36	160,581	183,766
6.50%	08/01/28	1,788	2,060	(a)
7.00%	04/01/17 - 02/01/34	16,791	17,913
7.50%	12/01/26 - 12/01/33	68,809	77,588
8.00%	06/01/24 - 01/01/33	9,921	10,498
8.00%	09/01/25 - 10/01/31	11,634	13,475	(a)
8.50%	04/01/30	3,803	4,889	(a)
9.00%	12/01/17 - 12/01/22	5,097	5,535
Federal National Mortgage Assoc. 12 month USD LIBOR + 1.60%
2.72%	04/01/37	2,710	2,770	(c)
Federal National Mortgage Assoc.
2.50%	TBA	3,135,786	3,248,111	(b)
Government National Mortgage Assoc.
3.50%	05/20/43	2,383,693	2,541,272
4.00%	01/20/41 - 04/20/43	2,765,982	2,982,842

4.50%	08/15/33 - 03/20/41	1,367,886	1,501,470
5.00%	08/15/33	72,331	81,431
5.00%	TBA	1,167,000	1,299,063	(b)
5.50%	TBA	435,000	491,172	(b)
6.00%	04/15/27 - 09/15/36	307,180	358,184
6.50%	04/15/19 - 09/15/36	114,140	131,401
7.00%	11/15/27 - 10/15/36	78,916	87,666
7.50%	03/15/23 - 11/15/31	30,307	31,648
8.00%	09/15/27 - 06/15/30	30,774	32,080
8.50%	10/15/17	1,011	1,021
9.00%	11/15/16 - 12/15/21	2,112	2,318
3.00%	TBA	3,921,323	4,108,505	(b)
3.50%	TBA	2,940,661	3,123,533	(b)
4.00%	TBA	375,000	401,909	(b)
			60,967,033
Agency Collateralized Mortgage Obligations—1.5%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	445	443	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,301,334	3,696	(c,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	799,820	43,325	(f)
5.00%	02/15/38	2,023	5	(f)
5.50%	06/15/33	62,916	12,486	(f)
8.00%	04/15/20	297	303
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.48%	08/15/43	2,035,655	402,236	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.58%	06/15/41 - 05/15/46	4,955,996	841,890	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.68%	10/15/42	1,495,609	312,252	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.08%	08/15/25	311,982	30,118	(c,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,220	1,004	(d,e)
8.00%	02/01/23 - 07/01/24	4,383	803	(f)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.43%	08/15/43 - 03/15/44	3,369,241	724,062	(c,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	2,465	2,404	(d,e)
1.22%	12/25/42	300,415	14,896	(c,f)
5.00%	02/25/40 - 09/25/40	362,066	39,755	(f)
8.00%	05/25/22	6	90	(f)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.47%	07/25/38 - 08/25/42	5,570,294	1,184,013	(c,f)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
6.07%	10/25/43	1,387,954	343,162	(c,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	69,190	62,412	(d,e)
4.50%	08/25/35 - 01/25/36	145,136	22,546	(f)
5.00%	03/25/38 - 05/25/38	78,393	11,301	(f)
5.50%	12/25/33	20,959	3,941	(f)
6.00%	01/25/35	75,235	15,237	(f)
7.50%	11/25/23	12,723	2,235	(f)
8.00%	08/25/23 - 07/25/24	8,778	1,798	(f)

8.50%	03/25/17 - 07/25/22	2,590	346	(f)
9.00%	05/25/22	1,886	304	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	488,132	20,176	(f)
5.00%	10/20/37 - 09/20/38	245,438	9,258	(f)
Government National Mortgage Assoc. 6.25% - 1 month USD LIBOR
5.72%	02/20/40	1,608,663	274,330	(c,f)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
6.27%	01/16/40	415,728	70,420	(c,f)
			4,451,247
Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	243,165	249,757	(g)
Corporate Notes—43.0%
21st Century Fox America Inc.
3.70%	10/15/25	79,000	85,616
4.95%	10/15/45	42,000	47,731
6.65%	11/15/37	248,000	327,605
ABB Finance USA Inc.
1.63%	05/08/17	392,000	392,835
AbbVie Inc.
1.75%	11/06/17	372,000	373,063
2.00%	11/06/18	423,000	427,315
2.85%	05/14/23	178,000	180,763
3.20%	05/14/26	315,000	319,091
3.60%	05/14/25	167,000	174,657
4.45%	05/14/46	105,000	109,941
4.70%	05/14/45	85,000	91,752
ACCO Brands Corp.
6.75%	04/30/20	426,000	449,430
Actavis Funding SCS
1.30%	06/15/17	489,000	488,589
3.00%	03/12/20	208,000	214,427
3.45%	03/15/22	292,000	306,577
3.80%	03/15/25	217,000	229,789
Aetna Inc.
2.40%	06/15/21	227,000	229,815
3.20%	06/15/26	227,000	230,704
3.50%	11/15/24	260,000	274,868
Aflac Inc.
4.00%	10/15/46	150,000	151,895
Agrium Inc.
4.90%	06/01/43	189,000	199,938
Air Liquide Finance S.A.
2.50%	09/27/26	287,000	288,542	(h)
3.50%	09/27/46	200,000	202,368	(h)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	225,273
Alphabet Inc.
2.00%	08/15/26	394,000	389,291
Altria Group Inc.
2.63%	09/16/26	221,000	223,574
2.95%	05/02/23	210,000	220,033
3.88%	09/16/46	135,000	140,530
4.50%	05/02/43	210,000	236,105

America Movil SAB de C.V.
3.13%	07/16/22	205,000	209,906
5.00%	03/30/20	317,000	348,385
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	290,857
6.63%	10/15/22	84,000	88,725
American Campus Communities Operating Partnership LP
3.35%	10/01/20	167,000	173,867
4.13%	07/01/24	124,000	132,357
American Electric Power Company Inc.
2.95%	12/15/22	332,000	346,843
American Express Co.
3.63%	12/05/24	8,000	8,337
American Express Credit Corp.
2.60%	09/14/20	417,000	429,156
American International Group Inc.
3.75%	07/10/25	417,000	437,617
4.13%	02/15/24	125,000	134,757
4.50%	07/16/44	83,000	84,753
4.80%	07/10/45	208,000	220,666
American Tower Corp. (REIT)
3.38%	10/15/26	225,000	228,199
3.40%	02/15/19	513,000	532,996
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	83,000	87,980
5.88%	08/20/26	125,000	132,500
Amgen Inc.
2.20%	05/22/19	433,000	441,015
4.56%	06/15/48	156,000	165,770	(h)
Amkor Technology Inc.
6.63%	06/01/21	429,000	441,870
Anadarko Petroleum Corp.
4.85%	03/15/21	24,000	25,855
6.60%	03/15/46	25,000	30,486
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	415,000	428,265
3.65%	02/01/26	334,000	357,675
4.90%	02/01/46	170,000	203,889
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	525,218
Anthem Inc.
3.30%	01/15/23	211,000	221,195
Apache Corp.
5.10%	09/01/40	132,000	137,203
Apple Inc.
3.25%	02/23/26	207,000	220,157
3.45%	02/09/45	211,000	202,156
3.85%	08/04/46	179,000	182,298
4.65%	02/23/46	10,000	11,569
Aramark Services Inc.
5.13%	01/15/24	208,000	216,320	(h)
5.75%	03/15/20	105,000	107,888
Archer-Daniels-Midland Co.
2.50%	08/11/26	356,000	355,090
Ascension Health
4.85%	11/15/53	326,000	403,912

AstraZeneca PLC
2.38%	11/16/20	147,000	151,184
3.38%	11/16/25	209,000	223,629
4.38%	11/16/45	83,000	92,169
AT&T Inc.
2.45%	06/30/20	418,000	426,039
2.80%	02/17/21	207,000	213,006
3.40%	05/15/25	214,000	219,989
4.45%	04/01/24	319,000	350,799
4.50%	05/15/35	208,000	218,964
4.75%	05/15/46	45,000	47,338
4.80%	06/15/44	163,000	171,512
Bank of America Corp.
1.70%	08/25/17	1,050,000	1,051,546
2.60%	01/15/19	147,000	149,977
2.63%	04/19/21	673,000	683,756
3.50%	04/19/26	82,000	85,270
3.95%	04/21/25	251,000	259,982
4.00%	01/22/25	190,000	197,021
4.10%	07/24/23	218,000	236,104
4.25%	10/22/26	375,000	396,846
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,193,516	(h)
Barclays PLC
5.25%	08/17/45	205,000	229,199
Barrick Gold Corp.
4.10%	05/01/23	66,000	71,396
Barrick North America Finance LLC
5.70%	05/30/41	45,000	51,678
Baxalta Inc.
2.88%	06/23/20	221,000	226,406
Berkshire Hathaway Energy Co.
6.13%	04/01/36	127,000	169,012
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	206,126
Berkshire Hathaway Inc.
3.13%	03/15/26	313,000	329,478
4.50%	02/11/43	3,000	3,488
Berry Plastics Corp.
5.13%	07/15/23	260,000	264,387
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	72,000	85,322
Biogen Inc.
2.90%	09/15/20	83,000	86,205
5.20%	09/15/45	14,000	16,508
BMW US Capital LLC
2.00%	04/11/21	315,000	318,544	(h)
2.80%	04/11/26	225,000	229,977	(h)
BNP Paribas S.A.
4.38%	05/12/26	454,000	469,282	(h)
Boston Scientific Corp.
3.85%	05/15/25	210,000	223,584
BP Capital Markets PLC
1.38%	05/10/18	211,000	210,955
3.12%	05/04/26	225,000	231,096

Brixmor Operating Partnership LP
4.13%	06/15/26	134,000	138,957
Buckeye Partners LP
5.60%	10/15/44	63,000	65,387
Burlington Northern Santa Fe LLC
3.65%	09/01/25	145,000	159,732
CalAtlantic Group Inc.
5.25%	06/01/26	250,000	250,150
Calpine Corp.
5.75%	01/15/25	251,000	247,549
5.88%	01/15/24	565,000	596,781	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	263,000	215,003
Capital One Financial Corp.
4.20%	10/29/25	416,000	434,262
Caterpillar Inc.
4.30%	05/15/44	133,000	149,279
Catholic Health Initiatives
2.60%	08/01/18	125,000	127,390
4.35%	11/01/42	130,000	129,199
CBS Corp.
2.90%	01/15/27	225,000	219,523
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	248,000	264,591	(h)
Celgene Corp.
3.88%	08/15/25	222,000	237,732
5.00%	08/15/45	208,000	234,764
CenturyLink Inc.
5.80%	03/15/22	462,000	473,550
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	484,000	484,000	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	313,000	327,166	(h)
4.91%	07/23/25	313,000	345,546	(h)
6.38%	10/23/35	42,000	49,554	(h)
6.48%	10/23/45	83,000	100,595	(h)
Chevron Corp.
3.19%	06/24/23	207,000	220,556
Chubb INA Holdings Inc.
2.30%	11/03/20	416,000	426,843
3.35%	05/03/26	291,000	311,785
4.35%	11/03/45	87,000	100,828
Cigna Corp.
3.25%	04/15/25	417,000	430,188
Cinemark USA Inc.
4.88%	06/01/23	180,000	180,900
Cisco Systems Inc.
2.50%	09/20/26	222,000	224,564
Citigroup Inc.
1.55%	08/14/17	428,000	428,507
1.75%	05/01/18	419,000	419,592
1.85%	11/24/17	200,000	200,641
2.05%	12/07/18	378,000	380,846
2.70%	03/30/21	450,000	460,050
4.40%	06/10/25	209,000	221,412
4.65%	07/30/45	187,000	210,941
4.75%	05/18/46	225,000	237,089

CMS Energy Corp.
4.88%	03/01/44	209,000	245,855
CNA Financial Corp.
5.88%	08/15/20	326,000	370,260
CNH Industrial N.V.
4.50%	08/15/23	250,000	252,500
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	457,398
Columbia Pipeline Group Inc.
3.30%	06/01/20	134,000	138,891
Comcast Corp.
3.38%	08/15/25	244,000	262,364
4.20%	08/15/34	206,000	228,218
4.60%	08/15/45	210,000	243,165
ConocoPhillips Co.
3.35%	11/15/24	116,000	118,826
5.95%	03/15/46	45,000	57,041
Corp Andina de Fomento
4.38%	06/15/22	604,000	669,987
Credit Suisse AG
1.70%	04/27/18	411,000	411,300
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	250,512
3.80%	06/09/23	470,000	476,392	(h)
CSX Corp.
4.50%	08/01/54	124,000	134,499
CVS Health Corp.
3.88%	07/20/25	195,000	212,401
5.13%	07/20/45	312,000	380,398
Daimler Finance North America LLC
2.38%	08/01/18	628,000	637,422	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	262,000	(h)
Danaher Corp.
4.38%	09/15/45	112,000	132,693
Delphi Automotive PLC
4.40%	10/01/46	113,000	115,181
Deutsche Bank AG
2.85%	05/10/19	227,000	221,388
Deutsche Telekom International Finance BV
1.95%	09/19/21	450,000	449,657	(h)
2.49%	09/19/23	450,000	450,906	(h)
Devon Energy Corp.
5.85%	12/15/25	171,000	193,745
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	855,479	(h)
Diageo Investment Corp.
2.88%	05/11/22	229,000	240,315
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	450,000	462,748	(h)
4.42%	06/15/21	225,000	235,168	(h)
6.02%	06/15/26	113,000	123,952	(h)
8.35%	07/15/46	90,000	107,811	(h)
DigitalGlobe Inc.
5.25%	02/01/21	427,000	423,797	(h)

Discover Bank
3.10%	06/04/20	291,000	299,380
Dollar General Corp.
1.88%	04/15/18	410,000	412,386
3.25%	04/15/23	179,000	184,859
4.15%	11/01/25	119,000	129,585
Dominion Resources Inc.
3.63%	12/01/24	198,000	209,209
Duke Energy Corp.
3.75%	09/01/46	135,000	131,277
Duke Energy Progress LLC
4.15%	12/01/44	125,000	137,160
Eastman Chemical Co.
3.60%	08/15/22	192,000	203,744
Ecopetrol S.A.
5.88%	05/28/45	104,000	95,680
Electricite de France S.A.
2.15%	01/22/19	224,000	227,169	(h)
Eli Lilly & Co.
3.70%	03/01/45	41,000	44,201
EMD Finance LLC
3.25%	03/19/25	208,000	214,732	(h)
Emera US Finance LP
2.70%	06/15/21	159,000	162,725	(h)
3.55%	06/15/26	162,000	168,001	(h)
4.75%	06/15/46	45,000	48,361	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	173,000	183,656
Energy Transfer Equity LP
5.88%	01/15/24	677,000	702,387
Energy Transfer Partners LP
4.05%	03/15/25	83,000	82,367
6.50%	02/01/42	228,000	238,281
Entergy Louisiana LLC
3.05%	06/01/31	134,000	137,706
Enterprise Products Operating LLC
3.70%	02/15/26	220,000	226,606
3.95%	02/15/27	260,000	272,167
EOG Resources Inc.
4.15%	01/15/26	380,000	415,285
ERP Operating LP
4.50%	07/01/44	83,000	91,062
Express Scripts Holding Co.
3.40%	03/01/27	226,000	227,434
4.80%	07/15/46	135,000	140,648
Exxon Mobil Corp.
2.22%	03/01/21	450,000	459,855
3.04%	03/01/26	210,000	219,870
4.11%	03/01/46	135,000	150,280
FedEx Corp.
4.10%	02/01/45	2,000	2,072
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	200,000	205,750
Five Corners Funding Trust
4.42%	11/15/23	457,000	493,741	(h)

Florida Power & Light Co.
4.13%	02/01/42	222,000	249,744
Ford Motor Credit Company LLC
3.22%	01/09/22	440,000	451,529
5.88%	08/02/21	318,000	362,628
Frontier Communications Corp.
7.13%	03/15/19	443,000	475,117
11.00%	09/15/25	310,000	323,175
General Dynamics Corp.
2.13%	08/15/26	445,000	438,155
General Motors Co.
5.20%	04/01/45	42,000	43,789
General Motors Financial Company Inc.
3.15%	01/15/20	292,000	297,552
3.20%	07/13/20	834,000	854,022
5.25%	03/01/26	225,000	246,401
Georgia-Pacific LLC
3.60%	03/01/25	122,000	130,026	(h)
Gilead Sciences Inc.
1.95%	03/01/22	134,000	134,304
2.50%	09/01/23	223,000	224,790
3.65%	03/01/26	235,000	253,090
4.15%	03/01/47	107,000	109,970
4.80%	04/01/44	94,000	105,160
Grupo Televisa SAB
5.00%	05/13/45	204,000	195,012
Halliburton Co.
3.80%	11/15/25	210,000	217,237
5.00%	11/15/45	125,000	136,770
HCA Inc.
4.75%	05/01/23	521,000	543,142
6.50%	02/15/20	222,000	245,865
Hess Corp.
4.30%	04/01/27	315,000	317,599
5.60%	02/15/41	90,000	89,657
5.80%	04/01/47	95,000	97,229
HSBC Holdings PLC
2.65%	01/05/22	200,000	199,335	(b)
2.95%	05/25/21	440,000	446,308
3.60%	05/25/23	211,000	217,989
HSBC USA Inc.
2.35%	03/05/20	448,000	451,915
Huntington Bancshares Inc.
2.30%	01/14/22	177,000	176,361
Hyundai Capital America
2.13%	10/02/17	189,000	189,930	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	216,000	236,144
ING Bank N.V.
2.70%	08/17/20	200,000	205,483	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	308,627
Ingles Markets Inc.
5.75%	06/15/23	551,000	571,662

Intel Corp.
2.45%	07/29/20	208,000	215,236
2.60%	05/19/26	131,000	133,542
International Business Machines Corp.
3.63%	02/12/24	200,000	217,879
International Paper Co.
4.40%	08/15/47	283,000	283,183
Interstate Power & Light Co.
3.40%	08/15/25	415,000	443,803
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	127,050	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	261,000	256,432	(h)
Jefferies Group LLC
5.13%	01/20/23	168,000	179,038
6.50%	01/20/43	140,000	146,407
Johnson & Johnson
1.65%	03/01/21	150,000	152,213
2.45%	03/01/26	150,000	154,252
JPMorgan Chase & Co.
2.30%	08/15/21	447,000	447,999
2.55%	10/29/20	207,000	211,075
3.30%	04/01/26	224,000	231,355
4.25%	10/01/27	18,000	19,376
JPMorgan Chase & Co. 3 month USD LIBOR + 3.32%
5.00%	12/29/49	158,000	156,025	(c)
JPMorgan Chase & Co. 3 month USD LIBOR + 3.33%
6.10%	10/29/49	500,000	528,125	(c)
KB Home
7.00%	12/15/21	422,000	453,650
Kellogg Co.
4.50%	04/01/46	90,000	97,598
KFW
2.00%	10/04/22	429,000	440,597
4.50%	07/16/18	238,000	252,809
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	137,257
4.30%	05/01/24	214,000	221,417
Kinder Morgan Inc.
3.05%	12/01/19	83,000	84,808
5.55%	06/01/45	125,000	128,520
Kraft Heinz Foods Co.
2.80%	07/02/20	419,000	434,245
3.00%	06/01/26	316,000	318,723
4.38%	06/01/46	150,000	159,115
L Brands Inc.
5.63%	02/15/22	443,000	495,052
L-3 Communications Corp.
1.50%	05/28/17	286,000	286,272
Lee Enterprises Inc.
9.50%	03/15/22	347,000	358,277	(h)
Lennar Corp.
4.50%	11/15/19	349,000	367,759
4.75%	05/30/25	174,000	177,480
Levi Strauss & Co.
5.00%	05/01/25	259,000	270,007

Lockheed Martin Corp.
2.50%	11/23/20	292,000	301,445
3.55%	01/15/26	222,000	240,035
4.70%	05/15/46	94,000	111,975
Lowe’s Companies Inc.
3.70%	04/15/46	314,000	322,982
LYB International Finance BV
4.88%	03/15/44	67,000	72,652
Marathon Oil Corp.
3.85%	06/01/25	112,000	106,420
5.90%	03/15/18	112,000	117,054
6.00%	10/01/17	455,000	470,479
Marathon Petroleum Corp.
3.63%	09/15/24	192,000	193,538
Marsh & McLennan Companies Inc.
3.50%	03/10/25	205,000	216,655
McDonald’s Corp.
3.70%	01/30/26	265,000	285,271
4.88%	12/09/45	87,000	101,225
Medtronic Inc.
2.50%	03/15/20	125,000	129,275
3.50%	03/15/25	500,000	538,740
4.63%	03/15/45	135,000	158,996
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	182,219
Merck & Company Inc.
2.75%	02/10/25	215,000	222,921
MetLife Inc.
4.72%	12/15/44	128,000	139,013
MGM Resorts International
4.63%	09/01/26	167,000	162,825
5.25%	03/31/20	258,000	274,770
6.63%	12/15/21	431,000	484,875
Microsoft Corp.
1.55%	08/08/21	445,000	443,096
2.40%	08/08/26	536,000	536,345
3.45%	08/08/36	135,000	137,713
3.70%	08/08/46	135,000	136,747
4.00%	02/12/55	217,000	222,724
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	200,000	217,061
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	516,216	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	447,000	452,569	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	313,000	315,904
3.00%	07/15/26	167,000	168,264
4.20%	07/15/46	94,000	98,200
Monsanto Co.
4.70%	07/15/64	53,000	50,759

Morgan Stanley
2.45%	02/01/19	205,000	208,715
2.50%	04/21/21	450,000	454,394
2.65%	01/27/20	210,000	214,602
3.70%	10/23/24	206,000	217,330
3.95%	04/23/27	417,000	433,994
4.10%	05/22/23	365,000	386,075
5.00%	11/24/25	161,000	179,731
Mylan N.V.
3.15%	06/15/21	106,000	107,998	(h)
3.95%	06/15/26	110,000	110,891	(h)
National Retail Properties Inc.
4.00%	11/15/25	208,000	221,924
NCL Corporation Ltd.
4.63%	11/15/20	217,000	217,000	(h)
Newell Brands Inc.
3.85%	04/01/23	226,000	240,642
4.20%	04/01/26	225,000	245,196
5.50%	04/01/46	135,000	164,167
Newmont Mining Corp.
4.88%	03/15/42	158,000	166,859
Nexen Energy ULC
6.40%	05/15/37	223,000	297,195
Noble Energy Inc.
3.90%	11/15/24	249,000	254,090
Northern States Power Co.
2.20%	08/15/20	417,000	426,218
Northrop Grumman Corp.
3.85%	04/15/45	49,000	50,977
Novartis Capital Corp.
3.00%	11/20/25	34,000	35,987
4.00%	11/20/45	276,000	305,515
NRG Energy Inc.
6.25%	07/15/22	257,000	260,855
Occidental Petroleum Corp.
3.50%	06/15/25	417,000	444,232
Omnicom Group Inc.
3.63%	05/01/22	170,000	182,176
Oracle Corp.
1.90%	09/15/21	222,000	222,580
2.40%	09/15/23	151,000	152,262
2.65%	07/15/26	315,000	314,730
2.95%	05/15/25	80,000	82,682
4.00%	07/15/46	135,000	139,872
4.13%	05/15/45	85,000	89,259
Owens & Minor Inc.
3.88%	09/15/21	415,000	428,799
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	200,000	220,250	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	662,129
PacifiCorp
6.25%	10/15/37	8,000	11,113
Penn National Gaming Inc.
5.88%	11/01/21	261,000	269,482

PepsiCo Inc.
3.10%	07/17/22	105,000	112,349
4.25%	10/22/44	123,000	140,744
4.60%	07/17/45	125,000	150,441
Perrigo Company PLC
2.30%	11/08/18	444,000	445,505
Perrigo Finance Unlimited Co.
3.50%	03/15/21	225,000	232,724
Petroleos Mexicanos
3.50%	01/30/23	197,000	185,682
4.50%	01/23/26	224,000	217,840
5.63%	01/23/46	83,000	72,584
6.38%	02/04/21	165,000	179,867	(h)
6.75%	09/21/47	180,000	179,280	(h)
PetSmart Inc.
7.13%	03/15/23	331,000	347,550	(h)
Pfizer Inc.
2.75%	06/03/26	224,000	231,672
4.40%	05/15/44	131,000	151,728
Philip Morris International Inc.
4.13%	03/04/43	209,000	225,355
PNC Bank NA
2.40%	10/18/19	440,000	450,418
PPL Capital Funding Inc.
3.10%	05/15/26	450,000	457,713
Praxair Inc.
3.20%	01/30/26	131,000	140,304
Precision Castparts Corp.
4.38%	06/15/45	125,000	147,753
Prologis LP
3.75%	11/01/25	208,000	223,910
Prudential Financial Inc. 3 month USD LIBOR + 3.03%
5.38%	05/15/45	209,000	217,882	(c)
Prudential Financial Inc. 3 month USD LIBOR + 3.92%
5.63%	06/15/43	257,000	277,252	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	645,552
PulteGroup Inc.
4.25%	03/01/21	80,000	84,000
5.50%	03/01/26	250,000	262,500
QUALCOMM Inc.
4.80%	05/20/45	149,000	163,064
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	292,000	294,100
Reynolds American Inc.
4.45%	06/12/25	350,000	390,720
5.85%	08/15/45	56,000	72,689
Rio Tinto Finance USA PLC
4.13%	08/21/42	103,000	106,148
Rogers Communications Inc.
5.00%	03/15/44	75,000	87,296
Royal Bank of Canada
1.20%	09/19/17	663,000	662,715
4.65%	01/27/26	23,000	25,084
Royal Bank of Scotland Group PLC
3.88%	09/12/23	222,000	219,111

Ryder System Inc.
2.45%	09/03/19	507,000	517,246
Santander Bank NA
2.00%	01/12/18	258,000	258,026
Santander UK Group Holdings PLC
3.13%	01/08/21	265,000	269,274
4.75%	09/15/25	200,000	200,225	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	200,000	228,500	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	231,000	240,887	(h)
4.00%	12/21/25	164,000	178,533	(h)
Shell International Finance BV
2.88%	05/10/26	224,000	228,231
3.40%	08/12/23	552,000	589,390
Shire Acquisitions Investments Ireland DAC
1.90%	09/23/19	223,000	223,205
2.40%	09/23/21	445,000	446,235
2.88%	09/23/23	445,000	447,048
3.20%	09/23/26	310,000	310,855
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	468,950
Southern California Edison Co.
2.40%	02/01/22	165,000	170,013
Sprint Corp.
7.63%	02/15/25	472,000	467,280
Standard Industries Inc.
5.38%	11/15/24	516,000	531,480	(h)
Statoil ASA
3.95%	05/15/43	104,000	107,503
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	255,000	254,972
1.95%	07/23/18	319,000	320,942
Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	360,000	355,595
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	173,000	174,298	(h)
SUPERVALU Inc.
6.75%	06/01/21	433,000	404,855
T-Mobile USA Inc.
6.63%	04/01/23	431,000	462,786
Tampa Electric Co.
4.35%	05/15/44	204,000	224,707
Target Corp.
2.50%	04/15/26	225,000	229,751
TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	215,714
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	290,000	326,967	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	646,000	660,451	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	160,370
6.00%	10/01/20	416,000	439,920

Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	134,000	134,709
4.10%	10/01/46	102,000	101,785
The Allstate Corp. 3 month USD LIBOR + 2.94%
5.75%	08/15/53	235,000	252,331	(c)
The Bank of New York Mellon Corp. 3 month USD LIBOR + 3.13%
4.63%	12/29/49	445,000	438,325	(c)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	607,457	(h)
The Coca-Cola Co.
2.88%	10/27/25	221,000	232,975
The Dai-ichi Life Insurance Company Ltd. 3 month USD LIBOR + 3.66%
4.00%	12/29/49	240,000	241,200	(c,h)
The Dow Chemical Co.
4.25%	10/01/34	213,000	219,775
The Goldman Sachs Group Inc.
2.35%	11/15/21	445,000	444,125
2.38%	01/22/18	501,000	506,100
2.63%	01/31/19 - 04/25/21	487,000	496,026
2.90%	07/19/18	179,000	183,110
3.75%	05/22/25	356,000	374,033
4.25%	10/21/25	69,000	72,658
4.80%	07/08/44	452,000	509,613
5.15%	05/22/45	209,000	228,462
The Home Depot Inc.
3.35%	09/15/25	292,000	316,667
3.50%	09/15/56	158,000	153,729
The Korea Development Bank
3.38%	09/16/25	205,000	223,828
The Kroger Co.
2.95%	11/01/21	291,000	303,411
The Progressive Corp.
3.70%	01/26/45	43,000	45,006
The Southern Co.
3.25%	07/01/26	450,000	466,381
4.40%	07/01/46	135,000	146,044
The Toronto-Dominion Bank 5 year USD LIBOR + 2.21%
3.63%	09/15/31	134,000	134,489	(c)
The Travelers Companies Inc.
3.75%	05/15/46	90,000	95,362
The Walt Disney Co.
1.85%	07/30/26	224,000	213,955
2.30%	02/12/21	278,000	286,507
4.13%	06/01/44	90,000	101,812
Time Inc.
5.75%	04/15/22	433,000	425,422	(h)
Time Warner Cable LLC
4.50%	09/15/42	42,000	40,171
6.55%	05/01/37	123,000	146,103
Time Warner Inc.
3.88%	01/15/26	158,000	171,236
5.35%	12/15/43	259,000	308,900
TransCanada PipeLines Ltd.
4.88%	01/15/26	237,000	274,340
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	418,720

Tyson Foods Inc.
2.65%	08/15/19	83,000	85,102
U.S. Bancorp
3.10%	04/27/26	265,000	273,918
U.S. Bancorp 3 month USD LIBOR + 3.49%
5.13%	12/29/49	417,000	439,205	(c)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	204,897	(h)
Under Armour Inc.
3.25%	06/15/26	106,000	106,783
UnitedHealth Group Inc.
2.70%	07/15/20	275,000	285,815
4.75%	07/15/45	182,000	218,819
Universal Health Services Inc.
5.00%	06/01/26	167,000	173,889	(h)
Vale Overseas Ltd.
4.38%	01/11/22	114,000	112,718
5.88%	06/10/21	227,000	237,669
6.25%	08/10/26	113,000	118,051
Ventas Realty LP
3.25%	10/15/26	225,000	227,250
Verizon Communications Inc.
1.75%	08/15/21	446,000	441,156
2.63%	08/15/26	333,000	326,737
4.40%	11/01/34	208,000	220,512
4.67%	03/15/55	146,000	153,582
4.86%	08/21/46	208,000	233,566
5.05%	03/15/34	353,000	397,485
5.15%	09/15/23	229,000	266,526
Viacom Inc.
2.25%	02/04/22	225,000	223,920
3.45%	10/04/26	225,000	224,867
Virgin Media Finance PLC
5.75%	01/15/25	435,000	440,437	(h)
Visa Inc.
2.80%	12/14/22	265,000	277,833
3.15%	12/14/25	265,000	280,098
4.30%	12/14/45	124,000	143,687
Volkswagen Group of America Finance LLC 3 month USD LIBOR + 0.44%
1.25%	11/20/17	206,000	205,307	(c,h)
W.R. Grace & Co.
5.13%	10/01/21	160,000	170,000	(h)
5.63%	10/01/24	428,000	466,520	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	210,818
Walgreens Boots Alliance Inc.
2.60%	06/01/21	224,000	229,251
4.65%	06/01/46	68,000	74,275
Wells Fargo & Co.
3.00%	04/22/26	453,000	457,554
3.90%	05/01/45	208,000	214,567
4.10%	06/03/26	266,000	282,387
4.30%	07/22/27	167,000	180,104
4.40%	06/14/46	135,000	137,789
Wells Fargo & Co. 3 month USD LIBOR + 3.11%
5.90%	12/29/49	273,000	282,896	(c)

Wells Fargo & Co. 3 month USD LIBOR + 3.99%
5.88%	12/29/49	290,000	314,650	(c)
Western Digital Corp.
7.38%	04/01/23	40,000	43,900	(h)
Westlake Chemical Corp.
3.60%	08/15/26	315,000	315,164	(h)
Williams Partners LP
3.90%	01/15/25	358,000	357,448
5.40%	03/04/44	42,000	41,941
Windstream Services LLC
6.38%	08/01/23	400,000	363,000
WPP Finance 2010
3.75%	09/19/24	415,000	442,070
XLIT Ltd.
5.25%	12/15/43	175,000	192,171
XPO Logistics Inc.
6.50%	06/15/22	250,000	261,562	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	214,493
			125,518,570
Non-Agency Collateralized Mortgage Obligations—6.4%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	625,611	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	875,692	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	26,317	26,848	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	129,082	133,964	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	69,858	69,790	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	444,505	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	834,000	707,485	(c,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	200,411	141,364
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	411,365	(b)
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	89,683	(c,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	190,524	(c,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	269,244	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	195,777	166,670	(c,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	197,046	189,540	(c)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/48	401,080	298,978	(c)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	312,000	241,284	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	196,196	207,601	(c)

CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	135,000	100,278	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	240,335	180,071	(c)
GS Mortgage Securities Corp. II 2012-GCJ9
2.46%	11/10/45	939,180	78,594	(c,f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	11,215	11,210
GS Mortgage Securities Trust 2015-GC28
1.30%	02/10/48	2,719,267	171,898	(c,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	220,408	167,535
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	460,912	325,514
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	556,028	436,191
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	408,000	420,146	(c)
Impac CMB Trust 2004-5 1 month USD LIBOR + 0.72%
1.25%	10/25/34	117,349	111,995	(c)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.98%	12/15/47	1,195,429	79,804	(c,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	426,836	429,005
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	136,540	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	112,726	104,448	(c,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	125,901	109,028	(c,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	100,000	86,334	(c,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	394,870	290,847	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	400,742	365,127	(c)
LB-UBS Commercial Mortgage Trust 2004-C8
0.49%	12/15/39	151,703	597	(c,f,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	243,078	251,416	(c)
6.11%	07/15/40	520,000	530,346	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	18,676	439	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	219,667	195,803	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	585,125	512,733	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	843,762	573,768	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	186,549	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	3,114,277	249,282	(c,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	3,721,356	227,764	(c,f)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	791,221	647,958	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	1,039,616	845,887	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	166,120	116,473	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	250,000	251,573	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	136,453	136,383	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	430,000	444,029	(c)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	210,000	219,424	(c)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	270,000	211,239	(c,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	2,975,003	243,714	(c,f)
3.00%	03/15/49	239,000	186,765	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.45%	02/15/48	3,085,104	249,122	(c,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	327,315	261,030	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	200,306	158,818	(c,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	200,550	162,541	(c)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	200,441	153,532	(c)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	176,460	127,830	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	49,884	1
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	261,558
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	327,406	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	535,456	412,835	(c,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	769,611	551,769	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	96,000	69,260	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	593,470	(c)
4.59%	03/15/47	590,543	483,413	(c,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	100,165	75,651
			18,615,091
Sovereign Bonds—0.9%
Government of Colombia
2.63%	03/15/23	323,000	318,478
Government of Mexico
3.60%	01/30/25	319,000	330,962
4.00%	10/02/23	208,000	222,456
4.75%	03/08/44	254,000	264,160

Government of Panama
4.00%	09/22/24	200,000	218,750
Government of Peru
4.13%	08/25/27	123,000	140,528
5.63%	11/18/50	67,000	88,775
Government of Philippines
3.95%	01/20/40	200,000	228,432
4.20%	01/21/24	200,000	227,595
Government of Turkey
3.25%	03/23/23	293,000	275,319
4.88%	04/16/43	206,000	192,241
			2,507,696
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	250,000	330,115
Municipal Electric Authority of Georgia
6.64%	04/01/57	267,000	360,431
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	180,081
Port Authority of New York & New Jersey
4.46%	10/01/62	470,000	540,852
South Carolina State Public Service Authority
6.45%	01/01/50	175,000	253,409
State of California
5.70%	11/01/21	280,000	330,722
State of Illinois
5.10%	06/01/33	125,000	120,500
			2,116,110
FNMA (TBA)—0.0%*
LehmanTBA
5.50%	TBA	148,376	4,689	(j,k)
Total Bonds and Notes (Cost $282,412,596)			289,087,888

		Number of Shares	Fair Value
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. 3 month USD LIBOR + 3.09% (Cost $322,150)		12,886	$344,700	(c)

Total Investments in Securities (Cost $282,734,746)			289,432,588

Short-Term Investments – 7.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.31%
(Cost $22,781,235)		22,781,235	22,781,235	(a,d,l)

Total Investments (Cost $305,515,981)			312,213,823

Liabilities in Excess of Other Assets, net—(6.9)%			(20,095,876)

NET ASSETS—100.0%			$292,117,947

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$14,146	5.00%	12/20/20	$(828,568)	$(292,926)	$(535,642)
Markit CDX North America Investment Grade Index	CME Group Inc.	$7,548	1.00%	06/20/21	$(109,360)	$(91,735)	$(17,625)

							$(553,267)

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2016	32	$5,884,000	$(48,350)
2 Yr. U.S. Treasury Notes Futures	December 2016	66	14,418,937	10,128

				$(38,222)

The Fund had the following short futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2016	38	$(6,389,938)	$27,240
5 Yr. U.S. Treasury Notes Futures	December 2016	28	(3,402,437)	(8,980)
10 Yr. U.S. Treasury Notes Futures	December 2016	63	(8,260,875)	527

				$18,787

				$(19,435)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $29,209,044 or 10.00% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the

Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$74,657,695	$—	$74,657,695
Agency Mortgage Backed	—	60,967,033	—	60,967,033
Agency Collateralized Mortgage Obligations	—	4,451,247	—	4,451,247
Asset Backed	—	249,757	—	249,757
Corporate Notes	—	125,518,570	—	125,518,570
Non-Agency Collateralized Mortgage Obligations	—	18,615,091	—	18,615,091
Sovereign Bonds	—	2,507,696	—	2,507,696
Municipal Bonds and Notes	—	2,116,110	—	2,116,110
FNMA (TBA)	—	—	4,689	4,689
Preferred Stock	344,700	—	—	344,700
Short-Term Investments	22,781,235	—	—	22,781,235

Total Investments in Securities	$23,125,935	$289,083,199	$4,689	$312,213,823

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(553,267)	$—	$(553,267)
Long Futures Contracts—Unrealized Appreciation	10,128	—	—	10,128
Long Futures Contracts—Unrealized Depreciation	(48,350)	—	—	(48,350)
Short Futures Contracts—Unrealized Appreciation	27,767	—	—	27,767
Short Futures Contracts—Unrealized Depreciation	(8,980)	—	—	(8,980)

Total Other Financial Instruments	$(19,435)	$(553,267)	$—	$(572,702)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2016 is not presented.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$305,539,778	$8,231,316	$(1,557,271)	$6,674,045

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2016

By:	/S/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2016